Additional Financial Information - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Unbilled lease receivable	$ 67,325	$ 40,780
Equity investments with readily determinable fair value	31,641	36,421
Deferred costs	4,120	3,692
Other	5,270	2,642
Other non-current assets	$ 108,356	$ 83,535